Share Based Compensations (Details) - USD ($)		6 Months Ended
	Jan. 15, 2024	Jun. 30, 2024	Jun. 30, 2023	May 15, 2023
Share Based Compensations [Line Items]
Fair value of this grant			$ 59,379
Vesting period amount			$ 58,818
Unvested options expenses		$ 407,114
Weighted-average period		3 years 3 days
Director [Member]
Share Based Compensations [Line Items]
Purchase shares	20,000
Exercise price	$ 1.06
Maximum [Member] | Director [Member]
Share Based Compensations [Line Items]
Service price per share				$ 4.2
Minimum [Member] | Director [Member]
Share Based Compensations [Line Items]
Service price per share				$ 1